Benefit Plans, Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Plan [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	$ 47,227	$ 43,100	$ 41,677
Retirement Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	34,144	30,332
Retirement Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	13,083	12,768
Retirement Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	47,227	43,100
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	1,034	2,027
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	1,034	2,027
Retirement Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	32,509	27,706
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	32,509	27,706
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	6,920	4,233
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	6,920	4,233
Retirement Plan [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	6,163	8,535
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	6,163	8,535
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	601	599
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	601	599
Postretirement Benefits [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	22,922	20,338	$ 19,238
Postretirement Benefits [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	15,112	13,712
Postretirement Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	7,810	6,626
Postretirement Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	22,922	20,338
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	406	1,172
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	409	1,172
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	14,703	12,540
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	14,703	12,540
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,512	2,049
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,512	2,049
Postretirement Benefits [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,610	3,127
Postretirement Benefits [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	3,610	3,127
Postretirement Benefits [Member] | State and Political Subdivisions [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | State and Political Subdivisions [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	688	1,450
Postretirement Benefits [Member] | State and Political Subdivisions [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	0	0
Postretirement Benefits [Member] | State and Political Subdivisions [Member] | Carrying Value [Member]
Fair value of plan assets by asset category [Abstract]
Fair value of plan assets	$ 688	$ 1,450